EQUITY - Share Details (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions											1 Months Ended				12 Months Ended
		Mar. 04, 2021 USD ($)	Dec. 15, 2020 shares	May 20, 2020 USD ($)	May 18, 2020 USD ($)	May 14, 2020 USD ($) $ / shares shares	Feb. 15, 2019 USD ($) $ / shares shares	Feb. 15, 2019 EUR (€) € / shares shares	Mar. 26, 2018 USD ($) $ / shares shares	Mar. 26, 2018 EUR (€) € / shares shares	Mar. 03, 2021 USD ($) shares	Mar. 03, 2021 EUR (€) € / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 30, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares		Dec. 31, 2018 USD ($) shares		Jun. 13, 2020 USD ($)	May 16, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reserves within equity [line items]
Proceeds from issue of ordinary shares | $				$ 700		$ 750
Sale of stock price (USD per share) | $ / shares						$ 9.27
Proceeds from mandatorily convertible subordinated notes | $															$ 1,237	$ 0		$ 0
Net proceeds after transaction costs from issue of ordinary shares | $						$ 740
Share issue related cost | $						$ 10
Offering of common shares (note 11.1) (in shares)						80,906,149
Offering of common shares (note 11.1) | $															740
Equity | $															$ 40,237	$ 40,483		$ 44,108				$ 40,855
Lock-up period, issue or sales of shares and securities															180 days
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)															1,021,903,623	1,021,903,623
Shares issued out of treasury shares (in shares)															80,906,149	0
Issued shares, end of period (in shares)															1,102,809,772	1,021,903,623		1,021,903,623
Treasury shares, beginning of period (in shares)															(9,824,202)	(8,335,365)
Movement in year (in shares)															(12,251,157)	(1,488,837)
Treasury shares, end of period (in shares)															(22,075,359)	(9,824,202)		(8,335,365)
Beginning balance (in shares)															1,012,079,421	1,013,568,258
Movement in year (in shares)															68,654,992	(1,488,837)
Ending balance (in shares)															1,080,734,413	1,012,079,421		1,013,568,258
Shares issued (in shares)															1,102,809,772	1,021,903,623		1,021,903,623
Authorised share capital | $															$ 485	$ 411					$ 411
Shares authorized (in shares)															1,361,418,599	1,151,576,921		1,151,576,921
Share capital | $															$ 393	$ 364		$ 364
Number of shares issued and fully paid (in shares)															1,021,903,623
Increase in authorised share capital | $																				$ 74
Share buyback (note 11.1) (in shares)							4,000,000	4,000,000	7,000,000	7,000,000	27,113,321	27,113,321	35,636,253	35,636,253
Share buyback		$ 570					$ 90	€ 80	$ 226	€ 184	$ 650	€ 537	$ 500	€ 425	$ 500	$ 90		$ 226
Treasury stock acquired, average price per share (in EUR/USD per share) | (per share)							$ 22.42	€ 19.89	$ 32.36	€ 26.34		€ 19.79	$ 14.03	€ 11.92
Percentage of stock repurchased during period (in percent)													100.00%	100.00%
Shares issued out of treasury shares (in shares)															80,906,149	0
Treasury shares (in shares)															22,075,359	9,824,202		8,335,365
Significant shareholder
Reconciliation of number of shares outstanding [abstract]
Share buyback (note 11.1) (in shares)											9,852,980	9,852,980
Share buyback											$ 236	€ 195
Share Capital
Disclosure of reserves within equity [line items]
Offering of common shares (note 11.1) (in shares)	[1]														81,000,000
Offering of common shares (note 11.1) | $															$ 29
Equity | $															$ 393	$ 364		$ 364				401
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	[1]														1,012,000,000	1,014,000,000		1,020,000,000
Ending balance (in shares)															1,081,000,000	1,012,000,000	[1]	1,014,000,000	[1]
Share buyback (note 11.1) (in shares)	[1]														(36,000,000)	(4,000,000)		(7,000,000)
Additional Paid-in Capital
Disclosure of reserves within equity [line items]
Offering of common shares (note 11.1) | $															$ 711
Equity | $															$ 35,247	$ 34,826		$ 34,894				$ 34,848
Mandatorily convertible unsecured unsubordinated bonds
Reconciliation of number of shares outstanding [abstract]
Shares issued out of treasury shares (in shares)			22,653,933
Shares issued out of treasury shares (in shares)			22,653,933
Mittal family trust | Mandatorily convertible unsecured unsubordinated bonds
Disclosure of reserves within equity [line items]
Proceeds from mandatorily convertible subordinated notes | $					$ 100

[1]	Amounts are in millions of shares (treasury shares are excluded).